JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.7%
Automobiles — 7.1%
Tesla, Inc. *(a)	4,578	1,964,008

Beverages — 1.7%
Boston Beer Co., Inc. (The), Class A*	159	140,631
Monster Beverage Corp. *	4,277	343,035

		483,666

Biotechnology — 7.3%
Alnylam Pharmaceuticals, Inc. *	483	70,281
Amgen, Inc.	1,415	359,560
Biogen, Inc. *	309	87,657
BioMarin Pharmaceutical, Inc. *	2,088	158,881
Exact Sciences Corp. *(a)	1,347	137,327
Moderna, Inc. *(a)	1,107	78,349
Regeneron Pharmaceuticals, Inc. *	741	414,853
Sarepta Therapeutics, Inc. *(a)	653	91,673
Seattle Genetics, Inc. *	3,309	647,440

		2,046,021

Capital Markets — 4.4%
Blackstone Group, Inc. (The), Class A	3,179	165,918
Charles Schwab Corp. (The) (a)	2,824	102,314
MarketAxess Holdings, Inc.	979	471,236
Morgan Stanley	2,060	99,586
MSCI, Inc.	313	111,565
S&P Global, Inc.	793	285,884

		1,236,503

Chemicals — 2.2%
Air Products and Chemicals, Inc.	1,115	331,995
Sherwin-Williams Co. (The)	389	270,683

		602,678

Electrical Equipment — 1.6%
Rockwell Automation, Inc.	2,036	449,194

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	1,636	177,097

Entertainment — 1.6%
Netflix, Inc. *	670	334,920
Spotify Technology SA *(a)	461	111,922

		446,842

Equity Real Estate Investment Trusts (REITs) — 0.9%
Equinix, Inc.	327	248,677

Health Care Equipment & Supplies — 3.5%
ABIOMED, Inc. *(a)	343	94,976
DexCom, Inc. *	1,357	559,355
Intuitive Surgical, Inc. *	459	325,448

		979,779

Health Care Providers & Services — 0.4%
McKesson Corp.	807	120,231

Health Care Technology — 0.7%
Veeva Systems, Inc., Class A *	687	193,121

Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill, Inc. *	470	584,295

Industrial Conglomerates — 0.7%
Roper Technologies, Inc.	525	207,472

Interactive Media & Services — 7.1%
Alphabet, Inc., Class C *	199	292,688
Facebook, Inc., Class A *	3,586	939,207
Match Group, Inc. *	2,594	287,006
Snap, Inc., Class A *	8,143	212,622
Zillow Group, Inc., Class C *(a)	2,444	248,316

		1,979,839

Internet & Direct Marketing Retail — 10.2%
Alibaba Group Holding Ltd., ADR (China)*	992	291,511
Amazon.com, Inc. *	477	1,501,015
Booking Holdings, Inc. *	159	271,143
Grubhub, Inc. *(a)	728	52,627
MercadoLibre, Inc. (Argentina)*	507	548,715
Wayfair, Inc., Class A *(a)	613	178,360

		2,843,371

IT Services — 8.3%
FleetCor Technologies, Inc. *	487	116,050
Mastercard, Inc., Class A	1,939	655,712
PayPal Holdings, Inc. *	4,924	970,146
Shopify, Inc., Class A (Canada)*	172	175,746
Snowflake, Inc., Class A *(a)	330	82,930
Square, Inc., Class A *	1,860	302,278

		2,302,862

Life Sciences Tools & Services — 1.4%
Illumina, Inc. *	320	98,836
Thermo Fisher Scientific, Inc.	640	282,511

		381,347

Oil, Gas & Consumable Fuels — 0.3%
Phillips 66	1,648	85,438

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	560	122,111

Professional Services — 0.5%
CoStar Group, Inc. *	180	152,817

Road & Rail — 1.2%
Lyft, Inc., Class A *(a)	3,470	95,606
Norfolk Southern Corp.	1,122	240,075

		335,681

Semiconductors & Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc. *	11,542	946,288
ASML Holding NV (Registered), NYRS (Netherlands)(a)	985	363,620
Lam Research Corp.	711	235,708
NVIDIA Corp.	1,601	866,475
QUALCOMM, Inc.	1,684	198,185
Texas Instruments, Inc.	2,743	391,644

		3,001,920

Software — 11.5%
Atlassian Corp. plc, Class A *	862	156,721

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Microsoft Corp.	6,845	1,439,687
salesforce.com, Inc.*	1,351	339,533
ServiceNow, Inc. *	594	287,920
SS&C Technologies Holdings, Inc.	1,988	120,284
Synopsys, Inc. *(a)	1,865	398,987
Trade Desk, Inc. (The), Class A *(a)	474	245,902
Workday, Inc., Class A *	900	193,574

		3,182,608

Specialty Retail — 2.4%
Carvana Co. *(a)	1,137	253,664
Home Depot, Inc. (The)	1,458	404,801

		658,465

Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	18,424	2,133,644

Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc. *	921	303,317

TOTAL COMMON STOCKS (Cost $13,796,367)		27,223,004

SHORT-TERM INVESTMENTS — 6.1%
INVESTMENT COMPANIES — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (b) (c) (Cost $776,565)	776,447	776,990

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (b) (c)	754,956	755,108
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (b) (c)	162,672	162,672

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $917,850)		917,780

TOTAL SHORT-TERM INVESTMENTS (Cost $1,694,415)		1,694,770

Total Investments — 103.8% (Cost $15,490,782)		28,917,774
Liabilities in Excess of Other Assets — (3.8)%		(1,069,108)

Net Assets — 100.0%		27,848,666

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $902,279,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,917,774	$—	$—	$28,917,774

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a)(b)	$1,084,362	$1,722,223	$2,029,368	$(56)	$(171)	$776,990	776,447	$839	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29%(a)(b)	1,102,899	1,267,800	1,615,400	(82)	(109)	755,108	754,956	914	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06%(a)(b)	96,805	848,979	783,112	—	—	162,672	162,672	26	—

Total	$2,284,066	$3,839,002	$4,427,880	$(138)	$(280)	$1,694,770		$1,779	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.